TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of income tax [text block] [Abstract]
Disclosure of tax receivables and payables [text block]
	2019 £m	2018[1] £m	2017[1] £m
UK corporation tax:
Current tax on profit for the year	(1,279)	(1,108)	(1,029)
Adjustments in respect of prior years	98	(10)	119
	(1,181)	(1,118)	(910)
Foreign tax:
Current tax on profit for the year	(58)	(24)	(40)
Adjustments in respect of prior years	4	–	11
	(54)	(24)	(29)
Current tax expense	(1,235)	(1,142)	(939)

Deferred tax (note 30):
Current year	(110)	(234)	(511)
Adjustments in respect of prior years	58	(1)	(78)
	(52)	(235)	(589)
Tax expense	(1,287)	(1,377)	(1,528)
1	Restated, see note 1.

Disclosure of reconciliation of charge resulting from applying UK corporation tax rate	An explanation of the relationship between tax expense and accounting profit is set out below:

	2019 £m	2018[1] £m	2017[1] £m
Profit before tax from continuing operations	4,123	4,280	5,035
UK corporation tax thereon	(783)	(813)	(969)
Impact of surcharge on banking profits	(377)	(388)	(430)
Remeasurement of deferred tax due to rate changes	(25)	18	(21)
Non-deductible costs: conduct charges	(283)	(189)	(287)
Other non-deductible costs	(77)	(74)	(50)
Non-taxable income	36	25	28
Tax relief on coupons on other equity instruments	53	52	52
Tax-exempt gains on disposals	25	11	109
Losses not recognised	(7)	(9)	–
Differences in overseas tax rates	(9)	1	(11)
Adjustments in respect of prior years	160	(11)	52
Tax effect of share of results of joint ventures	–	–	(1)
Tax expense on profit from continuing operations	(1,287)	(1,377)	(1,528)
1	Restated, see note 1.